LEASE LIABILITIES (Schedule of active leases and total lease term under contract) (Details) - Land and Building [Member]	Mar. 31, 2025
Silver State Cultivation LLC [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	7 years 8 months 4 days
Silver State Relief LLC (Sparks) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	11 years 8 months 4 days
Silver State Relief LLC (Fernley) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	11 years 8 months 4 days
Silver State Relief LLC (Reno) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	9 years 3 months